RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (49,549)	£ (45,241)
Active members
Analysis of the defined benefit obligation:
Defined benefit obligation	(6,550)	(6,413)
Deferred members
Analysis of the defined benefit obligation:
Defined benefit obligation	(17,647)	(16,058)
Pensioners
Analysis of the defined benefit obligation:
Defined benefit obligation	(23,409)	(21,032)
Dependants
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (1,943)	£ (1,738)